Income Taxes (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of gross amounts of unrecognized gross tax benefits
Amount of unrecognized tax benefits, beginning balance	$ 18.4	$ 29.2
Amount of decreases due to lapse of the applicable statute of limitations	(5.3)	(2.4)
Assumed in SunGard acquisition	81.7
Amount of decreases due to settlements		(14.1)
Increases as a result of tax positions taken in the current period	0.7	2.6
Increases as a result of tax positions taken in a prior period	2.5	3.1
Amount of unrecognized tax benefits, ending balance	$ 98.0	$ 18.4